Consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Statement [Line Items]
Profit after tax from continuing operations		£ 1,125	£ 376
Profit after tax from discontinued operations		131	99
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations		(631)	593
Net gains on equity instruments designated at fair value through other comprehensive income		0	10
Net gains in respect of cash flow hedging of capital expenditure		14	6
Tax on items that will never be reclassified to profit or loss		159	(95)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax		(458)	514
Items from continuing operations that may be reclassified subsequently to profit or loss:
Retranslation of net assets offset by net investment hedge		2,360	297
Exchange differences reclassified to the consolidated income statement on disposal		(145)	0
Net gains in respect of cash flow hedges	[1]	450	21
Net losses in respect of cost of hedging		(64)	(43)
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income		(47)	14
Share of other comprehensive income of associates, net of tax		1	1
Tax on items that may be reclassified subsequently to profit or loss		(86)	6
Total other comprehensive income that will be reclassified to profit or loss, net of tax		2,469	296
Other comprehensive income for the period, net of tax, from continuing operations		2,011	810
Other comprehensive (loss)/income for the period, net of tax, from discontinued operations		(86)	47
Other comprehensive income for the period, net of tax		1,925	857
Total comprehensive income for the period from continuing operations		3,136	1,186
Total comprehensive income for the period from discontinued operations		45	146
Total comprehensive income for the period		3,181	1,332
Attributable to:
Equity shareholders of the parent from continuing operations		3,133	1,186
Equity shareholders of the parent from discontinued operations		45	146
Equity shareholders of the parent		3,178	1,332
Non-controlling interests		3	0
Cash flow hedges | Market risk
Items from continuing operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges		£ (139)	£ 18

[1]	Within the line item net gains in respect of cash flow hedges, there is an equal and opposite impact of £139 million (2021: £18 million) relating to spot foreign exchange movements on derivatives designated in cash flow hedges of foreign currency risk and interest rates. This has no net impact on the consolidated statement of comprehensive income. This is consistent with the Annual Report and Accounts for the year ended 31 March 2022.